COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Text Block]

20. COMMITMENTS AND CONTINGENCIES

iASPEC, Bocom, Zhongtian, and Geo lease offices, employee dormitories and factory space in Shenzhen, Guangzhou, Beijing, Nanning and Chongqing in the PRC, under lease agreements that will expire on various dates through September 2017. For the years ended December 31, 2014, 2013 and 2012, the rental expense was approximately $407,000, $352,000 and $415,000, respectively. Future minimum lease payments under these lease agreements are as follows:

2015	$500,205
2016	359,123
2017	145,941
Total	$1,005,269

On July 9, 2010, the Company entered into an agreement with the municipal government of Dongguan City, to purchase a land use right for a piece of land of 101,764 square meters at a consideration of approximately $25.03 million (RMB153.6 million) to be paid in cash in installments. As of December 31, 2014, the Company has paid deposits of approximately $14.80 million (RMB90.76 million) and received refunds of approximately $3.36 million (RMB20.66 million) in 2014.